Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements are presented in United States (“U.S.”) dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”). As an emerging growth company (“EGC”), the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The Company applied the following new accounting policies:

Principles of Consolidation
Principles of Consolidation

The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly owned subsidiaries.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one-half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued, or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. In case the fair value of purchase consideration transferred is below fair values of these identifiable assets and liabilities, the Company recognizes a gain from a bargain purchase. The Company recognizes the fair value of estimated contingent consideration at the acquisition date as part of the consideration transferred in exchange for the acquired business. The contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. Any changes in fair value are recognized each reporting period in non-cash changes in fair value of estimated contingent consideration in the accompanying consolidated statements of operations.

The subsidiaries are fully consolidated from the date on which control is obtained by the Company. All subsidiaries included in the accompanying consolidated financial statements are 100% owned by the Company. Inter-company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, the carrying value of goodwill, provisions necessary for accounts receivables and inventory write downs, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Foreign Currency Translation
Foreign Currency Translation

The Company’s reporting currency is U.S. dollar. The financial statements of the Company’s subsidiaries outside the U.S. have been translated into U.S. dollars. Assets and liabilities of foreign operations are translated from foreign currencies into U.S. dollars at the exchange rates in effect as of the balance sheet date. Revenue and expenses are translated at the weighted average exchange rates for the period. Equity account are translated at historical rates. Gains or losses resulting from translating foreign currency financial statements into U.S. dollar are reported as cumulative translation adjustments, a separate component of other comprehensive income (loss) in stockholders’ equity.

Transactions denominated in foreign currencies other than the functional currency of the Company and the functional currencies of Company’s subsidiaries are translated using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated at exchange rates in effect as of the balance sheet date. Resulting foreign exchange differences are included in the consolidated statements of operations.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments that result from consolidation of Company’s subsidiaries and actuarial losses related to the defined benefit obligation recognized in the Company’s Greek subsidiary.

Segment Information
Segment Information

Under ASC 280, Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance. For the above reasons, the Company has determined that it operates in one reportable operating segment. The disaggregation of Company’s revenue by geographic location is presented in Note 20.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents are highly liquid investments with original maturities of three months or less. Cash and cash equivalents consist of cash on hand, deposits held on call with banks and investments in money market funds with original maturities of three months or less at the date of acquisition.  As of December 31, 2021, and 2020, the Company has no cash and cash equivalents which are restricted as to withdrawal or usage or as a compensating balance requirement.

Inventories
Inventories

Inventories, which consist of raw materials, work-in-process and finished goods are stated at the lower of cost or net realizable value using the first-in, first-out cost method. Cost includes the cost of purchased materials, inbound freight charges, external and internal processing and applicable labor and overhead costs. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

The Company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product. Inventories are reviewed to determine if valuation allowances are required for obsolescence (excess, obsolete, and slow-moving inventory). This review includes analyzing inventory levels of individual parts considering the current design of our products and production requirements as well as the expected inventory requirements for maintenance on installed power platforms. The Company records a charge to cost of revenue for the amount required to reduce the carrying value of inventory to the net realizable value.

Leases
Leases

The Company has in place agreements for the lease of office premises and manufacturing spaces. These leases are classified as operating leases in accordance with ASC 840, Leases.  Rent expense, including any contractual rent increases, is recorded on a straight-line basis over the life of the lease. Building improvements made with the lease incentives or tenant allowances are capitalized as leasehold improvements and included in property, plant and equipment in the consolidated balance sheets.

Accounts Receivable and Credit Losses
Accounts Receivable and Credit Losses

Accounts receivable are recorded at the invoiced amounts, net of an allowance for doubtful accounts based on the Company’s best estimate of probable credit losses. The Company is exposed to credit losses primarily through sales of its products. The Company assesses each customer’s ability to pay by conducting a credit review which includes consideration of established credit rating or an internal assessment of the customer’s creditworthiness based on an analysis of their payment history when a credit rating is not available. The Company monitors the credit exposure through active review of customer balances. The Company’s expected loss methodology for accounts receivable is developed through consideration of factors including, but not limited to, historical collection experience, current customer credit ratings, current customer financial condition, current and future economic and market condition, and age of the receivables. Charges related to credit losses are included in administrative and selling expenses and are recorded in the period that the outstanding receivables are determined to be doubtful. Account balances are written-off against the allowance when they are deemed uncollectible.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment are stated at cost, adjusted for any impairment, less accumulated depreciation which is recorded based on the straight-line method over the estimated useful lives of the respective assets. Estimated useful lives range from 5 to 50 years for buildings and leasehold improvements and 3 to 20 years for machinery and other equipment. Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful lives of the assets or the term of the lease. Land is not depreciated.

Subsequent expenditures are capitalized, provided they increase the functionality, output or expected life of an asset and depreciated ratably over the identified useful life. Repairs and maintenance costs are expensed as incurred.

Fixed assets under construction are shown at their cost. Fixed assets under construction are not depreciated until the fixed asset is completed and entered in operation.

When property is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in the consolidated statements of operations for the period.

Business acquisitions
Business acquisitions, Goodwill and Intangible Assets

We account for business acquisitions under ASC805, Business Combinations. The total purchase consideration for an acquisition is measured as the fair value of the assets given, equity instruments issued, and liabilities assumed at the acquisition date. The Company allocates the fair value of purchase consideration transferred in a business acquisition to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration transferred over the fair values of these identifiable assets and liabilities is recorded as goodwill. In case the fair value of purchase consideration transferred is below fair values of these identifiable assets and liabilities, the Company recognizes a gain from a bargain purchase. The Company recognizes the fair value of estimated contingent consideration at the acquisition date as part of the consideration transferred in exchange for the acquired business. The contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. Any changes in fair value are recognized each reporting period in non-cash changes in fair value of estimated contingent consideration in the accompanying consolidated statements of operations.

Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired licenses, trade names, in process research and development (“R&D”), useful lives and discount rates, patents, customer clientele, customer contracts and know-how. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statement of operations.

For significant acquisitions, the Company obtains independent appraisals and valuations of the intangible (and certain tangible) assets acquired and certain assumed liabilities. The Company analyzes each acquisition individually and all acquisitions within each reporting period in aggregate to determine if those are material acquisitions in the context of ASC 805-10-50.

The estimated fair values and useful lives of identified intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, estimates of cost avoidance, the nature of the business acquired, the specific characteristics of the identified intangible assets and our historical experience and that of the acquired business. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including product demand, market conditions, regulations affecting the business model of our operations, technological developments, economic conditions and competition.

Goodwill and Intangible Assets
The Company’s most significant intangible assets are patents and developed technologies, trade names, in process know-how and order backlogs. The fair values of intangible assets are based on valuations using an income approach, with estimates and assumptions provided by management of the acquired companies and the Company. The process for estimating the fair values of identifiable intangible assets requires the use of significant estimates and assumptions, including revenue growth rates, royalty rates, discount rates and projected cash flows. All definite-lived intangible assets are amortized on a straight-line basis over the periods in which their economic benefits are expected to be realized, which range from 1 to 10 years. The Company reviews the useful life assumptions, including the classification of certain intangible assets as “indefinite-lived,” on a periodic basis to determine if changes in circumstances warrant revisions to them.

The Company conducts a goodwill impairment analysis annually in the fourth fiscal quarter, or more frequently if changes in facts and circumstances indicate that the fair value of our reporting units may be less than their carrying amounts. In testing goodwill for impairment, the Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required.  When the Company determines a fair value test is necessary, it estimates the fair value of a reporting unit and compares the result with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment is recorded equal to the amount by which the carrying value exceeds the fair value, up to the amount of goodwill associated with the reporting unit. Currently, we identify one reporting unit. For the year ended December 31, 2021, we have not recognized any impairment of goodwill.

Impairment of Long-Lived Assets Including Acquired Intangible Assets
Impairment of Long-Lived Assets Including Acquired Intangible Assets

We review our property, plant and equipment, long-term prepayments and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We measure recoverability by comparing the carrying amount to the future undiscounted cash flows that the asset is expected to generate. If the asset is not recoverable, its carrying amount is adjusted down to its fair value. For the years ended December 31, 2021 and 2020 we have not recognized any impairment of our long-lived assets.

Warranties
Warranties

We provide a warranty on fuel cells we sell for typically 2 years. We accrue a warranty reserve of 8% of the sale price of the fuel cells sold, which includes our best estimate of the projected costs to repair or replace items under warranties and recalls when identified. Warranty reserve is released when repairs or replacements are carried out in relation to items under warranties or when the warranty period for the fuel cell expires. The portion of the warranty reserve expected to be incurred within the next 12 months is included within Other current liabilities (Note 12), while the remaining balance is included within Other long-term liabilities (Note 15) on the consolidated balance sheets. Warranty expense is recorded as a component of cost of revenue in the consolidated statements of operations.

Revenue Recognition
Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), as amended, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 on January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application.

In accordance with ASC 606, revenue is recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its arrangements:

•	identify the contract with a customer,
•	identify the performance obligations in the contract,
•	determine the transaction price,
•	allocate the transaction price to performance obligations in the contract, and
•	recognize revenue as the performance obligation is satisfied.

With significant and recurring customers, the Company negotiates written master agreements as framework agreements (general terms and conditions of trading), following individual purchase orders. For customers with no master agreements, the approved purchase orders form the contract. Effectively, contracts under the revenue standard have been assessed to be the purchase orders agreed with customers.

The Company has assessed that each product sold is a single performance obligation because the promised goods are distinct on their own and within the context of the contract. In cases where the agreement includes customization services for the contracted products, the Company is providing integrated services; therefore, the goods are not separately identifiable, but are inputs to produce and deliver a combined output and form a single performance obligation within the context of the contract. Furthermore, the Company assessed whether it acts as a principal or agent in each of its revenue arrangements and has concluded that in all sales transactions it acts as a principal. Additionally, the Company, taking into consideration the guidance and indicative factors provided by ASC 606, concluded that it provides assurance type warranties (warranty period is up to 2 years) as it does not provide a service to the customer beyond fixing defects that existed at the time of sale. The Company, based on historical performance, current circumstances, and projections of trends, estimated that no allowance for returns as per warranty policy should be recognized, at the time of sale, accounted for under ASC 460, Guarantees.

Under ASC 606, the Company estimates the transaction price, including variable consideration, at the commencement of the contract and recognize revenue over the contract term, rather than when fees become fixed or determinable. In other words, where contracts with customers include variable consideration (i.e. volume rebates), the Company estimates at contract inception the variable consideration and adjusts the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Furthermore, no material rights or significant financing components have been identified in the Company’s contracts. Payment terms generally include advance payment requirements. The time between a customer’s payment and completion of the performance obligation is less than one year. Payment terms are in the majority fixed and do not include variable consideration, except from volume rebates.

Revenue from satisfaction of performance obligations is recognized based on identified transaction price. The transaction price reflects the amount to which the Company has rights under the present contract. It is allocated to the distinct performance obligations based on standalone selling prices of the services promised in the contract. In cases of more than one performance obligation, the Company allocates a transaction price to the distinct performance obligations in proportion to their observable stand-alone selling prices and recognize revenue as those performance obligations are satisfied.

In the majority of cases of product sales, revenue is recognized at a point in time when the customer obtains control of the respective goods that is, when the products are shipped from the Company’s facilities as control passes to the customer in accordance with agreed contracts and the stated shipping terms. In cases where the contract includes customization services, which one performance obligation is identified, revenue is recognized over time as the Company’s performance does not create an asset with alternative use and the Company has an enforceable right to payment for performance completed to date. The Company uses the input method (i.e., cost-to cost method) to measure progress towards complete satisfaction of the performance obligation.

Contract Assets and Contract Liabilities

Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. As of December 31, 2021, and 2020, the Company recognized contract assets of $1,617,231 and $85,930, respectively on the consolidated balance sheets. The balance as of December 31, 2021 includes an amount of $587,267 from the SerEnergy and FES acquisition.

The Company recognizes contract liabilities when the Company receives customer payments or has the unconditional right to receive consideration in advance of the performance obligations being satisfied on the Company’s contracts. We receive payments from customers based on the terms established in our contracts. Contract liabilities are classified as either current or long-term liabilities in the consolidated balance sheets based on the timing of when the Company expects to recognize the related revenue. As of December 31, 2021, and 2020, the Company recognized contract liabilities of $1,118,130 and $167,761, respectively, in the consolidated balance sheets. During the year ended December 31, 2021, the Company recognized the whole amount of $167,761 in revenues. The balance as of December 31, 2021 amounting to $1,118,130 was from the SerEnergy and FES acquisition.

Cost of revenues
Cost of revenues

Cost of revenues include consumables and product materials, labor and employee compensation, third party services and fees, and other direct costs such as depreciation, travel costs and rent expenses, which relate to the manufacturing of Company’s products. The Company recognizes cost of revenues in the period that revenues are recognized.

Research and Development Expenses
Research and Development Expenses

Research and development expenses that do not meet the criteria for capitalization are expensed as incurred. Research and development expenses include employee compensation, materials and other indirect costs related to the development of the Company’s products.

Administrative and Selling Expenses
Administrative and Selling Expenses

Administrative expenses include employee compensation, stock-based compensation, benefits and travel expenses, consulting and legal fees, and other general overhead costs including depreciation to support our operations. Selling expenses include allocated depreciation, personnel remuneration, advertising expenses and other allocated amounts.

Income from grants and related deferred income
Income from grants and related deferred income

Grants include cash subsidies received from various institutions and organizations. Grants are recognized as income from grants in the consolidated statements of operations. Such amounts are recognized as income when all conditions attached to the grants are fulfilled.

Condition to the grants would not be fulfilled unless related costs have been characterized as eligible by the grantors, are actually incurred and there is certainty that costs are allowable. These grants are recognized as deferred income when received and recorded in income when the eligible and allowable related costs and expenses are incurred. Under all grant programs, a coordinator is specified. The coordinator, among other, receives the funding from the grantor and proceeds to its distribution to the parties agreed in the process specified in the program. The Company assessed whether it acts as a principal or agent in its role as a coordinator for specific grants and has concluded that in all related transactions it acts as an agent.

During the years ended December 31, 2021 and 2020, the Company recognized income for grants of $829,207 and $206,828, respectively, in connection with amounts received for fuel cell research and development. As of December 31, 2021, and 2020, deferred income from grants in the consolidated balance sheets is $205,212 and $341,092, respectively, and is split between current and non-current portion based on the estimated time of realization of eligible costs and expenses.

Advertising, Marketing and Promotional Costs
Advertising, Marketing and Promotional Costs

Advertising marketing and promotional costs are expensed as incurred and are included as an element of administrative and selling expenses in the consolidated statement of operations. Advertising, marketing and promotional costs were $83,016 and $50,974 for the years ended December 31, 2021 and 2020, respectively.

Income taxes
Income taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits, such as net operating loss carry forwards, to the extent that it is more likely than not that such benefits will be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Valuation allowances are reassessed periodically to determine whether it is more likely than not that the tax benefits will be realized in the future and if any existing valuation allowance should be released.

Part of the Company’s business activities are conducted through its subsidiaries outside of U.S. Earnings from these subsidiaries are generally indefinitely reinvested in the local businesses. Further, local laws and regulations may also restrict certain subsidiaries from paying dividends to their parents. Consequently, the Company generally does not accrue income taxes for the repatriation of such earnings in accordance with ASC 740, “Income Taxes.” To the extent that there are excess accumulated earnings that the Company intends to repatriate from any such subsidiaries, the Company recognizes deferred tax liabilities on such foreign earnings.

The Company assesses its income tax positions and records tax benefits for all years subject to examination based on the evaluation of the facts, circumstances, and information available at each reporting date. For those tax positions with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information, the Company records a tax benefit. For those income tax positions that are not likely to be sustained, no tax benefit is recognized in the consolidated financial statements. The Company recognizes interest and penalties related to uncertain tax positions as part of the provision for income taxes.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. For those income tax positions that are not likely to be sustained, no tax benefit is recognized in the consolidated financial statements. The Company recognizes interest and penalties related to uncertain tax positions as part of the provision for income taxes.

For the years ended December 31, 2021 and 2020, net income tax benefits (provisions) of $922,510 and $0, respectively, have been recorded in the consolidated statements of operations. The Company is currently not aware of any issues under review that could result in significant accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities.

The Company and its U.S. subsidiaries may be subject to potential examination by U.S. federal, state and city, while the Company’s subsidiaries outside U.S. may be subject to potential examination by their taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with the U.S. federal, state and city, and tax laws in the countries where business activities of Company’s subsidiaries are conducted. On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Reform”) was signed into legislation. As part of the legislation, the U.S. corporate income tax rate was reduced from 35% to 21%, among other changes.

As of December 31, 2021, the Company has recorded deferred tax assets of $1,245,539 and deferred tax liabilities of $2,499,920 (Note 19) arising from the acquisition of its subsidiaries FES and SerEnergy. As of December 31, 2020, the Company had not recorded any deferred tax assets or liabilities.

Employee Benefits
Employee Benefits

U.S. Retirement Savings Plan

The Company sponsors an employee savings plan under Section 401(k) of the Internal Revenue Code. Subsequent to the Business Combination, the Company made matching contributions equal to 100% of the participant’s pre-tax contribution up to a maximum of 5% of the participant’s eligible earnings for U.S employees. Total expense related to the Company’s defined contribution plan was $85,946 for the year ended December 31, 2021. Advent did not provide, in 2020, any health and welfare benefits or 401(k) retirement plan to its U.S. full-time employees.

Defined Benefit Plans

Under Greek labor law, employees are entitled to staff leaving indemnity in the event of dismissal or retirement with the amount of payment varying in relation to the employee’s compensation, length of service and manner of termination (dismissed or retired). Employees who resign or are dismissed with cause are not entitled to staff leaving indemnity. Staff retirement obligations are calculated at the present value of the future retirement benefits deemed to have accrued at year-end, based on the employees earning retirement benefit rights accumulated throughout the working period in accordance with the Greek Labor Law 2112/1920.

The provision for retirement obligations is classified as defined benefit plan under ASC 715-30 and is based on an actuarial valuation. Net costs for the period are separately reflected in the accompanying consolidated statements of comprehensive loss consist of the present value of benefits earned in the year, interest cost on the benefit obligation, past service cost and gains or losses on curtailment. Past service costs are recognized in the consolidated statements of operations on the earlier of the date of plan amendment and the date that the Company recognizes restructuring or termination costs. Actuarial gains or losses are recognized immediately in the consolidated balance sheets with a corresponding debit or credit to equity through other comprehensive income (loss) in the period in which they occur. Re-measurements are not reclassified to profit and loss in subsequent periods.

Stock-based Compensation
Stock-based Compensation

Stock-based compensation consists of stock options and restricted stock units (“RSUs”). Stock options and RSUs are equity classified and are measured at the fair market value of the underlying stock at the grant date. The fair value of stock option awards with only service is estimated on the grant date using the Black-Scholes option-pricing model. The fair value of RSUs is measured on the grant date based on the closing fair market value of our common stock. Under ASC 718, an entity may recognize stock-based compensation expense for an award with only a service condition that has a graded vesting schedule on either (1) an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award or (2) a straight-line basis over the total requisite service period for the entire award. An entity’s use of either a straight-line or an accelerated attribution method represents an accounting policy election and thus should be applied consistently to all similar awards. The Company has elected to recognize compensation cost on a straight-line basis over the total requisite service period for the stock options and restricted stock units. This election does not affect the Company’s previous year results since the Restricted Stock Awards granted in the prior period did not have a service requirement and therefore the stock compensation expense was recognized immediately. The Company has also a policy of accounting for forfeitures when they occur. Stock-based compensation expense is recorded in administrative and selling expenses in the consolidated statements of operations.

Earnings / (Loss) Per Share
Earnings / (Loss) Per Share

Basic earnings / (Loss) per share is computed by dividing net earnings / (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants, stock options and restricted stock units.

Fair Value Measurements
Fair Value Measurements

The Company follows the accounting guidance in ASC 820 for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•	Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

•
Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Warrants
Warrants

The Company may issue or assume common stock warrants with debt, equity or as standalone financing instruments that are recorded as either liabilities or equity in accordance with the respective accounting guidance. Warrants recorded as equity are recorded at their relative fair value or fair value determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their fair value, within warrant liability on the consolidated balance sheets, and remeasured on each reporting date with changes recorded in fair value change of warrant liability on the Company’s consolidated statements of operations.

Warrant Liability

As a result of the Business Combination, the Company assumed a warrant liability (the “Warrant Liability”) related to previously issued 3,940,278 warrants, each exercisable to purchase one share of common stock at an exercise price of $11.50 per share, originally sold to AMCI Sponsor LLC (the “Sponsor”) in a private placement consummated in connection with AMCI’s initial public offering (the “Private Placement Warrants”) and the 400,000 warrants, each exercisable to purchase one share of common stock at an exercise price of $11.50 per share, converted from the Sponsor’s non-interest bearing loan to the Company of $400,000 in connection with the closing of the Business Combination (the “Working Capital Warrants”) (Note 13). The Private Placement Warrants and the Working Capital Warrants have substantially the same terms as the 22,029,279 warrants, each exercisable to purchase one share of common stock at an exercise price of $11.50 per share, issued by AMCI in its initial public offering (the “Public Warrants”).

The following table summarizes the fair value of the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2021. As of December 31, 2020, the Company did not hold any liabilities measured at fair value on a recurring basis.

	Fair Value	Unobservable Inputs (Level 3)
Liabilities
Warrant liability	$10,373,264	$10,373,264
	$10,373,264	$10,373,264

As of December 31, 2021, and 2020 the Company did not hold any assets measured at fair value on a recurring basis.

The carrying amounts of the Company’s remaining financial instruments reflected on the consolidated balance sheets and which consist of cash and cash equivalents, accounts receivables, net, other current assets, trade and other payables, and other current liabilities, approximate their respective fair values due to their short-term nature.

Changes in the fair value of Level 3 liabilities for the year ended December 31, 2021 were as follows:

Warrant Liability
Estimated fair value on February 4, 2021	$33,116,321
Change in estimated fair value	$(22,743,057)
Estimated fair value on December 31, 2021	$10,373,264

The Warrant Liability is remeasured to its fair value at each reporting period and upon settlement. The change in fair value is recognized in “Fair value change of warrant liability” on the consolidated statements of operations.

The estimated fair value of the Private Placement Warrants and the Working Capital Warrants (each as defined below) is determined using Level 3 inputs by using the Black-Scholes model. The application of the Black-Scholes model requires the use of a number of inputs and significant assumptions including volatility. Significant judgment is required in determining the expected volatility of our common stock. Due to the limited history of trading of our common stock, we determined expected volatility based on a peer group of publicly traded companies.

The following table provides quantitative information regarding Level 3 fair value measurement inputs as of their measurement date December 31, 2021:

Stock price	$7.01
Exercise price (strike price)	$11.50
Risk-free interest rate	1.12%
Volatility	60.70%
Remaining term (in years)	4.09

The Company performs routine procedures such as comparing prices obtained from independent source to ensure that appropriate fair values are recorded.

Concentration of Risk
Concentration of Risk

i)	Credit risk

Financial instruments that potentially subject us to a concentration of credit risk consist of cash, cash equivalents and accounts receivable. Our cash balances are primarily invested in money market funds or on deposits at high credit quality financial institutions.

As of December 31, 2021, the Company had four (4) major customers that each represented more than 10% of our accounts receivable balance. As of December 31, 2020, the Company had one (1) major customer that represented more than 10% of our accounts receivable balance.

During the year ended December 31, 2021, the Company had three (3) major customers that each represented more than 10% of its revenues, on an individual basis, and together represented approximately $3,127,929 or 44% of its total revenues.

During the year ended December 31, 2020, the Company had three (3) major customers that each represented more than 10% of its revenues, on an individual basis, and together represented approximately $731,874 or 83% of its total revenues.

ii)	Supply risk

The Company obtains a limited number of components and supplies included in its products from a small group of suppliers. During the years ended December 31, 2021 and 2020, the Company did not have suppliers who accounted for more than 10% of its total purchases.

Recent Accounting pronouncements
Recent Accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU 2018-10, Codification Improvements to Topic 842, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU 2016-02. Furthermore, in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Additionally, ASU 2019-01, Codification Improvements to Topic 842, Leases and ASU 2020-02, Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842), provided additional clarifications for implementing ASU 2016.02.  The new lease standard was originally effective for private entities on January 1, 2021, with early adoption permitted. Following the issuance of ASU 2020-05, Effective Dates for Certain Entities (Topic 842), the effective date of Leases was deferred for private entities (the “all other” category) to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application continues to be permitted which means that an entity may choose to implement Leases before those deferred effective dates.

The Company will adopt the new standard on December 31, 2022, using the modified retrospective method. The Company expects this standard will have a material effect on its consolidated balance sheets with the recognition of new right-of-use assets and lease liabilities for all operating leases longer than one year in duration. Upon adoption, the Company estimates both assets and liabilities on the consolidated balance sheet will increase by approximately $15.8 million. The Company does not expect the adoption to have a significant impact upon its consolidated statements of operations and cash flows. Changes in lease population or changes in incremental borrowing rates may alter this estimate. The Company will expand the consolidated financial statement disclosures upon adoption of this standard.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. Furthermore, amendments, ASU 2019-10 and ASU 2019-11 provided additional clarification for implementing ASU 2016-13. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effect of this guidance on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020 for public entities, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2022, taking the exemption allowed for the “emerging growth companies” with early adoption permitted. The Company is currently evaluating the effects of this guidance on the Company’s financial statements.